SHARE CAPITAL - Disclosure of detailed information about number and weighted average exercise prices of Restricted share units (Details) - Share	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Balance	721,554	438,000
Granted	587,500	437,554
Settled	(270,704)	(131,500)
Forfeited	(60,000)	(22,500)
Balance	978,350	721,554